ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 937	$ 1,056
Less: allowance for doubtful accounts	(36)	(34)	$ (36)
Accounts receivable, net	$ 901	$ 1,022